INVENTORY	2 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INVENTORY

4.	INVENTORY

The Company’s inventory composition is as follows:

	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Raw materials	503,216	501,433	134,926
Work in process	3,979,335	3,677,502	2,735,000
Finished goods	538,739	315,322	261,951
Ending balance	5,021,290	4,494,257	3,131,877

The cost of inventories, excluding changes in fair value, included as an expense and included in cost of goods sold for the transition period ended December 31, 2023, was $1,404,323 (October 31, 2023 - $11,155,676; October 31, 2022 - $9,227,439, October 31, 2021 - $3,997,617).